 Cantor Fitzgerald Commodity Return Strategy Fund

 Consolidated Schedule of Investments

 July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (34.6%)
$ 52,700	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, NR)	12/29/26	3.650	$84,843,112
54,000	BNP Paribas Issuance BV, Commodity Index Linked Company Guaranteed Notes, Rule 144A, FEDL01 + 0.100% (1),(2),(4)	(A+, A1)	11/23/26	3.730	95,559,634
50,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR - 0.050% (1),(2),(5)	(A-, A1)	03/11/27	3.600	70,873,300
57,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(A+, NR)	03/24/27	3.630	75,996,223
49,000	Goldman Sachs International Bank, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(4)	(BBB+, A2)	03/30/27	3.650	63,845,174
57,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, A1)	09/16/26	3.630	98,076,841

TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $319,700,000)					489,194,284

UNITED STATES AGENCY OBLIGATIONS (19.8%)
16,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.055% (1)	(AA+, Aaa)	07/13/27	3.705	16,197,494
8,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.085% (1)	(AA+, Aaa)	02/23/28	3.735	8,498,048
14,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	03/09/28	3.740	14,701,552
13,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.125% (1)	(AA+, Aaa)	11/03/27	3.775	13,508,818
25,100	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	08/01/28	3.880	25,148,821
6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	6,001,451
22,400	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	22,245,894
12,000	Federal Home Loan Banks	(AA+, Aaa)	03/03/28	3.500	11,867,997
12,000	Federal Home Loan Banks, 1 day USD SOFR + 0.220% (1)	(AA+, Aaa)	07/23/29	3.870	12,003,382
24,600	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (1)	(AA+, Aaa)	07/14/28	3.880	24,647,743
13,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/16/26	3.790	13,001,244
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/29/26	3.790	3,500,730
8,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (1)	(AA+, Aaa)	10/06/27	3.790	8,507,761
23,700	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (1)	(AA+, Aaa)	05/23/28	3.870	23,747,615
10,000	Federal National Mortgage Association, 1 day USD SOFR + 0.085% (1)	(AA+, Aaa)	03/06/28	3.735	9,995,962
22,800	Federal National Mortgage Association, 1 day USD SOFR + 0.085% (1)	(AA+, Aaa)	06/08/28	3.735	22,791,281
24,600	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	02/02/28	3.740	24,596,221
8,000	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (1)	(AA+, Aaa)	05/08/28	3.740	8,001,393
11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (1)	(AA+, Aaa)	11/05/27	3.910	11,024,203

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $280,078,287)					279,987,610

UNITED STATES TREASURY OBLIGATIONS (42.1%)
3,000	U.S. Treasury Bills (6)	(AA+, Aaa)	08/04/26	3.571	2,999,107
14,000	U.S. Treasury Bills (6)	(AA+, Aaa)	08/27/26	3.615	13,964,815
3,000	U.S. Treasury Bills (6)	(AA+, Aaa)	09/03/26	3.627	2,990,026
15,200	U.S. Treasury Bills (6)	(AA+, Aaa)	09/15/26	3.601	15,134,141
32,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (1)	(AA+, Aaa)	10/31/26	4.057	32,216,767
35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (1)	(AA+, Aaa)	01/31/27	3.950	35,017,040
40,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (1)	(AA+, Aaa)	04/30/27	4.012	40,042,148
48,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (1)	(AA+, Aaa)	07/31/27	4.011	48,059,023
33,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.190% (1),(7)	(AA+, Aaa)	10/31/27	4.042	33,058,318
75,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.099% (1),(7)	(AA+, Aaa)	01/31/28	3.951	75,863,415
44,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.103% (1),(8)	(AA+, Aaa)	04/30/28	3.955	44,041,975
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,000,703

 Cantor Fitzgerald Commodity Return Strategy Fund

 Consolidated Schedule of Investments (continued)

 July 31, 2026 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$ 17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	$17,098,993
25,000	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	25,030,059
12,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	12,035,276
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	11,977,526
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,024,544
12,000	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	11,893,125
23,800	U.S. Treasury Notes	(AA+, Aaa)	10/31/27	3.500	23,589,891
38,900	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	38,895,441
41,500	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	41,489,463
12,000	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	11,890,312
25,300	U.S. Treasury Notes	(AA+, Aaa)	01/15/29	3.500	24,810,801

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $594,842,682)					594,122,909

Shares

SHORT-TERM INVESTMENTS (2.4%)
34,209,263	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.62%(9) (Cost $34,209,263)				34,209,263

TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $1,228,830,232)					1,397,514,066

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)					15,423,288

NET ASSETS(10) (100.0%)					$1,412,937,354

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2026. The rate may be subject to a cap and floor.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to a value of $489,194,284 or 34.6% of net assets.

(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Return on security is linked to the Bloomberg Commodity Index Total Return.
(5)	Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.
(6)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2026.
(7)	At July 31, 2026, $25,741,107 in the value of this securities has been pledged to cover initial margin requirements for open futures contracts.
(8)	At July 31, 2026, $4,482,973 in the value of this security has been pledged as collateral for open swap contracts.
(9)	Rate shown reflects yield as at July 31, 2026.
(10)

As of July 31, 2026, the Cantor Fitzgerald Commodity Return Strategy Fund held $ 162,280,911 in the wholly-owned subsidiary, Cantor Fitzgerald Cayman Commodity Return Strategy Fund, Ltd., representing 11.5% of the Fund’s consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Cocoa Futures	USD	Sep 2026	19	$754,075	$1,025,430	$271,355
Coffee “C” Futures	USD	Dec 2026	79	8,994,927	9,321,506	326,579
Corn Futures	USD	Sep 2026	123	2,714,324	2,710,613	(3,711)
Cotton No. 2 Futures	USD	Dec 2026	16	610,601	654,320	43,719
Soybean Futures	USD	Nov 2026	33	1,864,163	1,959,375	95,212
Soybean Meal Futures	USD	Dec 2026	25	761,944	803,000	41,056
Soybean Oil Futures	USD	Jan 2027	24	959,341	962,640	3,299
Sugar No. 11 Futures	USD	Sep 2026	46	731,038	755,283	24,245
Wheat (KC HRW) Futures	USD	Sep 2026	26	834,921	919,750	84,829
Wheat Futures	USD	Dec 2026	28	874,032	920,500	46,468

						$933,051

 Cantor Fitzgerald Commodity Return Strategy Fund

 Consolidated Schedule of Investments (continued)

 July 31, 2026 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase (continued)
Energy
Brent Crude Oil Futures	USD	Sep 2026	95	$7,575,771	$8,035,100	$459,329
Gasoline RBOB Futures	USD	Aug 2026	60	6,852,576	7,847,784	995,208
Light Sweet Crude Oil Futures	USD	Aug 2026	172	13,797,201	14,563,240	766,039
Low Sulphur Gasoil Futures	USD	Nov 2026	166	18,073,777	18,131,350	57,573
Natural Gas Futures	USD	Aug 2026	45	1,397,677	1,236,150	(161,527)
Natural Gas Futures	USD	Oct 2026	53	1,844,392	1,592,120	(252,272)
NY Harbor ULSD Futures	USD	Oct 2026	57	8,887,627	9,099,834	212,207

						$2,076,557

Industrial Metals
LME Lead Futures	USD	Sep 2026	6	295,708	278,942	$(16,766)
LME Lead Futures	USD	Dec 2026	6	286,396	284,856	(1,540)
LME Nickel Futures	USD	Sep 2026	7	743,544	721,199	(22,345)
LME Primary Aluminum Futures	USD	Aug 2026	20	1,569,814	1,596,835	27,021
LME Zinc Futures	USD	Sep 2026	10	822,667	916,293	93,626
LME Zinc Futures	USD	Dec 2026	10	870,285	908,345	38,060

						$118,056

Livestock
Lean Hogs Futures	USD	Aug 2026	15	593,449	593,100	$(349)
Live Cattle Futures	USD	Oct 2026	12	1,064,464	1,090,800	26,336

						$25,987

Precious Metals
Copper Futures	USD	Sep 2026	14	2,294,284	2,262,925	$(31,359)
Gold 100 oz. Futures	USD	Dec 2026	16	6,595,643	6,571,200	(24,443)
Silver Futures	USD	Dec 2026	3	948,486	876,420	(72,066)

						$(127,868)

Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Sep 2026	(72)	(8,735,332)	(8,966,700)	$(231,368)

Energy
Brent Crude Oil Futures	USD	Nov 2026	(41)	(3,281,284)	(3,304,190)	$(22,906)
Gasoline RBOB Futures	USD	Oct 2026	(52)	(5,703,571)	(5,848,097)	(144,526)
Light Sweet Crude Oil Futures	USD	Oct 2026	(115)	(9,348,983)	(9,044,750)	304,233
Low Sulphur Gasoil Futures	USD	Sep 2026	(146)	(17,861,259)	(17,965,300)	(104,041)
NY Harbor ULSD Futures	USD	Aug 2026	(51)	(8,688,798)	(8,772,561)	(83,763)

						$(51,003)

Industrial Metals
LME Lead Futures	USD	Sep 2026	(6)	(280,628)	(278,942)	$1,686
LME Zinc Futures	USD	Sep 2026	(10)	(874,890)	(916,293)	(41,403)

						$(39,717)

Livestock
Live Cattle Futures	USD	Dec 2026	(1)	(89,977)	(90,780)	$(803)

Total Net Unrealized Appreciation (Depreciation)						$2,702,892

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Depreciation

USD	$15,440,124	08/25/26	Bank of America	Bloomberg Commodity Index Total Return	3.76%	At Maturity	$—	$(156,441)	$(156,441)
USD	18,567,043	08/25/26	JP Morgan Chase	Bloomberg Commodity Index Total Return	3.74%	At Maturity	—	(188,017)	(188,017)

 Cantor Fitzgerald Commodity Return Strategy Fund

 Consolidated Schedule of Investments (continued)

 July 31, 2026 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Depreciation

USD	$20,496,661	08/25/26	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.74%	At Maturity	$—	$(207,557)	$(207,557)
USD	68,009,181	08/25/26	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	3.91%	At Maturity	—	(705,672)	(705,672)
USD	75,577,908	08/25/26	Societe Generale	Societe Generale P04 TR Index(b)	3.91%	At Maturity	—	(754,741)	(754,741)

Total							$—	$(2,012,428)	$(2,012,428)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/26 Value(1)

CBOT Bean Oil JAN 27 Futures	3.34%	56.18	2,253,551
CBOT Corn SEP 26 Futures	4.67%	142.85	3,148,152
NYBOT Cocoa SEP 26 Futures	1.35%	16.84	909,029
NYMEX WTI Crude Oil SEP 26 Futures	8.74%	69.58	5,891,437
NYBOT Cotton DEC 26 Futures	1.74%	28.73	1,175,104
COMEX Gold DEC 26 Futures	12.04%	19.75	8,112,170
COMEX High Grade Copper SEP 26 Futures	6.17%	25.73	4,158,666
NYMEX Heating Oil NOV 26 Futures	3.87%	16.35	2,610,320
NYBOT Coffee DEC 26 Futures	2.25%	12.83	1,513,819
KCBOT Kansas Wheat DEC 26 Futures	1.97%	36.71	1,328,497
CME Live Cattle OCT 26 Futures	3.29%	24.40	2,218,224
ICE Brent Crude Oil NOV 26 Futures	10.25%	81.69	6,909,031
ICE Gas Oil NOV 26 Futures	5.07%	31.30	3,418,208
CME Lean Hogs OCT 26 Futures	1.51%	30.00	1,018,135
LME Aluminium SEP 26 Futures	3.62%	30.60	2,438,854
LME Nickel SEP 26 Futures	1.87%	12.23	1,259,640
LME Lead SEP 26 Futures	0.76%	10.97	509,833
LME Zinc SEP 26 Futures	2.32%	17.02	1,559,791
NYMEX Nat Gas NOV 26 Futures	5.98%	134.14	4,029,608
NYMEX Unleaded Gasoline SEP 26 Futures	3.35%	17.26	2,257,328
CBOT Soybeans NOV 26 Futures	5.16%	58.60	3,479,531
NYBOT Sugar OCT 26 Futures	2.53%	103.84	1,704,895
COMEX Silver DEC 26 Futures	2.64%	6.09	1,780,048
CBOT Soy Meal DEC 26 Futures	2.67%	55.93	1,796,409
CBOT Wheat DEC 26 Futures	2.82%	57.70	1,896,829

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2026

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/26 Value(1)

CBOT Bean Oil DEC 26 Futures	3.34%	62.33	2,501,826
CBOT Corn SEP 26 Futures	4.67%	158.73	3,498,062
NYBOT Cocoa SEP 26 Futures	1.35%	18.74	1,011,217
NYMEX WTI Crude Oil SEP 26 Futures	8.74%	77.32	6,546,693
ICE Brent Crude Oil NOV 26 Futures	10.29%	91.13	7,707,720
NYBOT Cotton DEC 26 Futures	1.74%	31.87	1,303,346
COMEX Gold DEC 26 Futures	12.04%	21.96	9,018,557
COMEX High Grade Copper SEP 26 Futures	6.17%	28.59	4,621,636
NYMEX Heating Oil SEP 26 Futures	3.87%	16.85	2,898,822
NYBOT Coffee SEP 26 Futures	2.25%	13.53	1,685,362
KCBOT Kansas Wheat SEP 26 Futures	1.96%	41.50	1,468,137
LME Aluminium SEP 26 Futures	3.62%	34.02	2,711,559
CME Live Cattle OCT 26 Futures	3.29%	27.11	2,464,373
CME Lean Hogs OCT 26 Futures	1.51%	33.33	1,131,065
LME Lead SEP 26 Futures	0.76%	12.25	569,278
LME Nickel SEP 26 Futures	1.87%	13.60	1,400,723
LME Zinc SEP 26 Futures	2.31%	18.88	1,730,305
NYMEX Nat Gas SEP 26 Futures	5.89%	160.61	4,411,902
ICE Gas Oil SEP 26 Futures	5.19%	31.59	3,887,567
CBOT Soybeans NOV 26 Futures	5.16%	65.10	3,865,096
NYBOT Sugar OCT 26 Futures	2.53%	115.42	1,895,095
COMEX Silver SEP 26 Futures	2.64%	6.84	1,977,491
CBOT Soy Meal DEC 26 Futures	2.67%	62.27	1,999,962
CBOT Wheat SEP 26 Futures	2.79%	65.38	2,089,848
NYMEX Unleaded Gasoline SEP 26 Futures	3.35%	19.18	2,509,316

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2026

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments
●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$489,194,284	$—	$489,194,284
United States Agency Obligations	—	279,987,610	—	279,987,610
United States Treasury Obligations	—	594,122,909	—	594,122,909
Short-term Investments	34,209,263	—	—	34,209,263

	$34,209,263	$1,363,304,803	$—	$1,397,514,066

Other Financial Instruments*
Futures Contracts	$3,918,080	$—	$—	$3,918,080

Liabilities
Other Financial Instruments*
Futures Contracts	$1,215,188	$—	$—	$1,215,188
Swap Contracts	—	2,012,428	—	2,012,428

	$1,215,188	$2,012,428	$—	$3,227,616

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2026, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at https://www.cantorassetmanagement.com/capabilities/commodities/, as well as on the website of the Securities and Exchange Commission at www.sec.gov.